SHARE-BASED PAYMENTS, Summary (Details)	1 Months Ended		6 Months Ended
	Jun. 30, 2023 shares	Apr. 30, 2023	Jun. 30, 2024 shares Batch $ / shares	Jun. 30, 2023 shares Batch $ / shares	Apr. 13, 2023 shares
Summary of share-based payment arrangement [Abstract]
Granted during the year (in shares)			1,276,000	401,000
Exercise price (in dollars per share) | $ / shares			$ 6.53	$ 3.5
Class A Ordinary Shares [Member]
Summary of share-based payment arrangement [Abstract]
Number of shares issued (in shares)					4,384,796,703
Exchange ratio					1
Issuance of ordinary shares (in shares)			26,541,080
2023 Plan [Member]
Summary of share-based payment arrangement [Abstract]
Granted during the year (in shares)			1,276,418	401,434
Number of batches | Batch			2	2
Number of shares for each award grants an option (in shares)	1		1	1
Share-based compensation arrangement by share-based payment award, award expiration period		10 years
Exercise price (in dollars per share) | $ / shares				$ 3.5
Exchange ratio					0.00858
2023 Plan [Member] | Minimum [Member]
Summary of share-based payment arrangement [Abstract]
Exercise price (in dollars per share) | $ / shares			$ 3.5
Vesting period			3 years
2023 Plan [Member] | Maximum [Member]
Summary of share-based payment arrangement [Abstract]
Exercise price (in dollars per share) | $ / shares			$ 9.86
Vesting period			5 years
2023 Plan [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Summary of share-based payment arrangement [Abstract]
Number of shares issued (in shares)					21,877,912
2023 Performance Plan [Member]
Summary of share-based payment arrangement [Abstract]
Granted during the year (in shares)			0
2023 Performance Plan [Member] | Maximum [Member]
Summary of share-based payment arrangement [Abstract]
Number of shares issued (in shares)	1,112,886			1,112,886
Issuance of ordinary shares (in shares)	11,128,861